Average Annual Total Returns (Vanguard Short-Term Bond Index Fund Participant:)	Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Barclays U.S. 1-5 Year Gov Credit Bond Index Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.26%	1.42%	1.43%	1.43%
Five Years	2.11%	2.22%	2.23%	2.23%
Ten Years	3.31%	3.36%	none	3.37%